Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Anti-dilutive Shares Outstanding
The following common stock equivalents were excluded from the calculation of diluted net loss per share applicable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of March 31,
	2022	2021
Stock options	7,527,152	6,504,401
Unvested restricted stock units	4,539,729	2,070,150
Warrants*	4,990,156	4,990,156

Total	17,057,037	13,564,707

*
As of March 31, 2022 and 2021, this is comprised of 2,117,094 warrants to purchase common stock issued in connection with the Company’s April 2019 financing (refer to Note 10), 27,548 warrants to purchase common stock issued in connection with the execution of the Company’s loan agreement in February 2020 (refer to Note 7), 17,389 warrants to purchase common stock issued in connection with the second draw on this loan agreement in December 2020 (refer to Note 7), and 2,828,125 warrants to purchase common stock issued in connection with the private placement in December 2020 (refer to Note 10).

The following common stock equivalents were excluded from the calculation of diluted net loss per share applicable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of December 31,
	2021	2020	2019
Stock options	6,657,268	5,468,605	4,618,421
Unvested restricted stock units	2,687,487	1,734,383	1,116,358
Warrants*	4,990,156	4,990,156	2,118,094

Total	14,334,911	12,193,144	7,852,873

*
As of December 31, 2021 and 2020, this is comprised of 2,117,094 2019 Warrants to purchase common stock issued in connection with the Company’s April 2019 financing (refer to Note 11), 27,548 warrants to purchase common stock issued in connection with the execution and first draw of the Loan Agreement in February 2020 (refer to Note 7), 17,389 warrants to purchase common stock issued in connection with the second draw on the Loan Agreement in December 2020 (refer to Note 7), and 2,828,125 warrants to purchase common stock issued in connection with the private placement in December 2020 (refer to Note 11). As of December 31, 2019, this was comprised solely of 2,118,094 2019 Warrants to purchase common stock issued in connection with the Company’s April 2019 financing.

Tyme Technologies, Inc. and Subsidiaries [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per common share for the periods indicated:

	Year Ended March 31,
	2022	2021
Basic and diluted net loss per common share calculation
Net loss	$(23,626,047)	$(28,978,763)
Weighted average common shares outstanding — basic and diluted	172,206,534	134,250,722
Net loss per share of common stock — basic and diluted	$(0.14)	$(0.22)

Schedule of Anti-dilutive Shares Outstanding
The following outstanding securities at March 31, 2022 and 2021 have been excluded from the computation of diluted weighted average shares outstanding, as they would have been anti-dilutive:

	Year Ended March 31,
	2022	2021
Stock options	14,504,271	12,588,068
Warrants	3,104,318	3,104,318

Total	17,608,589	15,692,386